Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 2,661	$ 2,059	$ 1,512
Total deferred income tax (benefit) expense	(6,506)	(51)	(7,524)
Total provision for income taxes	(3,845)	2,008	(6,012)
Israel [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	23	0	0
Total deferred income tax (benefit) expense	0	0	0
Foreign [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	2,638	2,059	1,512
Total deferred income tax (benefit) expense	$ (6,506)	$ (51)	$ (7,524)